Pledged or mortgaged assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases

The Group provided certain assets as collateral mainly for long-term bank loans (Note 22) and leases, which were as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Property, plant and equipment, net (Note 14)	8,020,905	7,164,089	241,703
Other financial assets – non current	70,677	70,241	2,370

	8,091,582	7,234,330	244,073